Annual Total Returns (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage CoreBuilder Shares - Series M), Series M)	0 Months Ended
May 01, 2013
(Wells Fargo Advantage CoreBuilder Shares - Series M) | Series M
Bar Chart Table:
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008
Annual Return 2009	25.50%
Annual Return 2010	6.53%
Annual Return 2011	12.18%
Annual Return 2012	12.81%